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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549





                                    FORM 24f-2
                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.     Name and address of issuer:
       Flag Investors Emerging Growth Fund, Inc.
       One South Street
       Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):           [ X ]




3.     Investment Company Act File Number:                       81-15320
       Securities Act File Number:                               33-21119



4(a).  Last day of fiscal year for which this Form is filed:    October 31, 1999



4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.     Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):         $ 62,316,988

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year:                $ 72,562,378

        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                         $          0

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii)]:                                 $ 72,562,378

        (v)     Net sales -- if Item 5(i) is greater than Item
                5(iv) [subtract Item 5(iv) from Item 5(i):          $          0

        (vi)    Redemption credits available for use in future
                years -- if Item 5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:              $(10,245,390)

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9): x                                     0.000264

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):              $          0

6.     Prepaid Shares


If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:




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7.      Interest due -- if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D): +                                          $          0


8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]: =                 $          0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


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Method of delivery:           [  ] Wire Transfer        [  ] Mail or other means





                                   SIGNATURES





This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.








By (Signature and Title)*                        /s/ Charles A. Rizzo
                                                 -------------------------------
                                                 Charles A. Rizzo, Treasurer







Date: January 24, 2000





* Please print the name and title of the signing officer below the signature.